SUBSEQUENT EVENT (Details) - Short-term Line of Credit From Israeli Bank [Member] - USD ($)	1 Months Ended
	Aug. 31, 2016	Jul. 31, 2015
Short-term line of credit		$ 5,000
Subsequent Event [Member]
Short-term line of credit	$ 5,000
Line of credit term	1 year